Annual Fund Operating Expenses - Goldman Sachs ActiveBeta_R Japan Equity ETF - Goldman Sachs ActiveBeta_R Japan Equity ETF	Dec. 29, 2021
Operating Expenses:
Management Fee	0.25%
Distribution and Service (12b-1) Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%